SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of supplementary cash flow information [abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

25. SUPPLEMENTARY CASH FLOW INFORMATION

	Years ended December 31,
	2024	2023
Change in non-cash working capital items
Accounts receivable	8,689	(2,842)
Inventories	(5,958)	(23,972)
Prepaids	763	(4,239)
Accounts payable and accrued liabilities[1]	4,140	(12,226)
Advance payment on product sales	1,216	(3,371)
Interest payable	-	(128)
Mineral tax payable	(2,933)	(1,341)
	5,917	(48,119)
Non-cash investing and financing activities
Cariboo acquisition, net assets (Note 3)	61,232	65,930
Assets acquired under capital lease	2,568	1,087
Right-of-use assets	8,886	11,179

1. Excludes accounts payable and accrued liability changes on capital expenditures.

During the first quarter of 2024, the Company replaced its letter of credit with the Province of British Columbia with a surety bond, which resulted in a $12,500 release of restricted cash to the Company's cash and equivalents.